Note 7 - Rent Obligation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Rent Expense [Table Text Block]
2016	$9,500
2017	$39,000
2018	$3,600

2016	$38,000
2017	$39,000
2018	$3,000